Income Taxes (Tables)	12 Months Ended
May. 31, 2015
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2015	2014	2013
(In thousands)
United States	$273,278	$209,626	$5,104
Foreign	179,975	214,861	171,787

Income Before Income Taxes	$453,253	$424,487	$176,891

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2015	2014	2013
(In thousands)
Current:
U.S. Federal	$77,374	$46,846	$56,590
State and local	4,876	5,660	6,694
Foreign	45,173	59,425	44,747

Total Current	127,423	111,931	108,031

Deferred:
U.S. Federal	97,112	16,747	(31,987)
State and local	1,494	1,292	(3,649)
Foreign	(1,104)	(11,467)	(5,355)

Total Deferred	97,502	6,572	(40,991)

Provision for Income Taxes	$224,925	$118,503	$67,040

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2015 and 2014 were as follows:

	2015	2014
(In thousands)
Deferred income tax assets related to:
Inventories	$8,530	$6,944
Allowance for losses	8,575	6,410
Bankruptcy note liability	117,263
Accrued compensation and benefits	111,843	102,579
Accrued other expenses	15,932	10,256
Other long-term liabilities	21,911	22,146
Net operating loss and credit carryforwards	87,595	71,534
Net unrealized loss on securities	21,562	19,185

Total Deferred Income Tax Assets	393,211	239,054
Less: valuation allowances	(68,043)	(85,719)

Net Deferred Income Tax Assets	325,168	153,335

Deferred income tax (liabilities) related to:
Depreciation	(56,636)	(47,639)

Pension and other postretirement benefits	(16,256)	(7,867)
Amortization of intangibles	(198,872)	(115,166)
Unremitted foreign earnings	(108,508)	(2,500)

Total Deferred Income Tax (Liabilities)	(380,272)	(173,172)

Deferred Income Tax Assets (Liabilities), Net	$(55,104)	$(19,837)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2015	2014	2013
(In thousands)
Income tax expense (benefit) at the U.S. statutory federal income tax rate	$158,638	$148,570	$61,912
Impact of foreign operations	(32,706)	(27,374)	(11,552)
State and local income taxes net of federal income tax benefit	4,140	4,519	1,979
Tax benefits from the domestic manufacturing deduction	—	(4,878)	(4,489)
Nondeductible fines and penalties	—	(2,002)	4,802
Nondeductible business expense	1,782	1,508	1,269
Valuation allowance	(10,455)	(2,998)	14,729
Unremitted foreign earnings	106,227	2,500
Other	(2,701)	(1,342)	(1,610)

Provision for Income Tax Expense	$224,925	$118,503	$67,040

Effective Income Tax Rate	49.6%	27.9%	37.9%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740. The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2015	2014	2013
Balance at June 1	$15.7	$8.4	$3.3
Additions based on tax positions related to current year	—	0.1	—
Additions for tax positions of prior years	0.9	8.9	6.0
Reductions for tax positions of prior years	(3.7)	(1.7)	(0.9)

Balance at May 31	$12.9	$15.7	$8.4